SUBSEQUENT EVENTS (Details) - Subsequent event - $ / shares	1 Months Ended
	Feb. 29, 2024	Jan. 31, 2024	Feb. 28, 2024
Shares reserved in the Award			3,500,000
Class A ordinary shares
Shares repurchased	5,119,698	5,119,698
Temporary Equity, Redemption Price Per Share		$ 0.2